Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12 – Subsequent Events:

From October 1 through November 13, 2015, holders of the Company’s Series A Preferred Stock converted a total of 99,000 shares of the Company’s Series A Preferred Stock (issued in 2013) into 99,000 shares of the Company’s common stock.

On October 9, 2015, Neurotrope BioScience executed a Services Agreement (the “Agreement”) with WCT, effective as of August 31, 2015. The Agreement relates to services for Neurotrope BioScience’s Phase 2b clinical study assessing the safety, tolerability and efficacy of bryostatin in the treatment of moderately severe to severe Alzheimer’s Disease (the “Study”). Pursuant to the terms of the Agreement, WCT will provide services to enroll approximately one hundred and fifty (150) Study subjects. The Company expects that the first Study site will be initiated during the fourth quarter of 2015. The total estimated budget for the services, including pass-through costs, is approximately $11.6 million. Neurotrope BioScience paid WCT an advance payment of $200,000 upon execution of the Agreement. On November 5, 2015, WCT will invoice Neurotrope BioScience for the following advance payments: (i) services fees of approximately $928,000, which will be due within ten (10) days of Neurotrope BioScience’s receipt of such invoice; (ii) pass-through expenses of approximately $268,000, which will be due within ten (10) days of Neurotrope BioScience’s receipt of such invoice; and (iii) investigator/institute fees of approximately $680,000, which will be due within twenty (20) days of Neurotrope BioScience’s receipt of such invoice. Neurotrope BioScience may terminate the Agreement without cause upon sixty (60) days’ prior written notice.

Unless earlier terminated under the provisions of the Agreement, the Agreement will expire upon WCT’s completed performance of the services thereunder (including delivery of all the deliverables) and WCT’s receipt of all payments from Neurotrope BioScience that are due under the Agreement. In addition to Neurotrope BioScience’s termination right described above, Neurotrope BioScience may terminate the Agreement immediately due to patient safety or regulatory request. Further, under the Agreement, either Neurotrope BioScience or WCT may terminate the Agreement if the other party materially breaches the Agreement and fails to cure such breach. Additionally, either Neurotrope BioScience or WCT may terminate the Agreement upon notice to the other party if the other party is adjudicated insolvent or petitions for relief under any insolvency, re-organization, receivership, liquidation, compromise, or any moratorium statute.

Also, in connection with the execution of the Agreement, Neurotrope BioScience received consent and is negotiating a Statement of Work pursuant to its BRNI License Agreement. The Statement of Work must be entered into by December 1, 2015 (which date can be extended by mutual agreement of the parties), or BRNI’s consent to the Agreement shall be withdrawn.

Beginning on December 17, 2015, certain holders of placement agent warrants issued as part of the November 2015 PPO exercised their warrants. As of January 6, 2016, holders had exercised placement agent warrants to purchase 330,515 shares of our common stock at an exercise price of $0.01 per share. Placement agent warrants to purchase 32,941 shares of our common stock at an exercise price of $0.01 per share remain outstanding.

Note 12 – Subsequent Events:

From January 1 through March 20, 2015, private placement investors converted a total of 2,580,606 shares of the Company’s Series A Preferred Stock (issued in 2013) into 2,580,606 shares of the Company’s common stock.

Additionally, from January 1 through March 26, 2015, private placement investors exercised common stock warrants (issued August 23, 2013) resulting in the issuance of a total of  180,558 shares of the Company’s common stock.

On February 9, 2015, the holders of placement agent warrants to purchase an aggregate of 1,325,000 shares of our Series A Preferred Stock entered into Conversion Agreements with us pursuant to which such holders’ placement agent warrants to purchase Series A Preferred Stock were converted, for no additional consideration, into common stock purchase warrants to purchase an aggregate of 1,325,000 shares of our common stock.

On February 4, 2015, Neurotrope BioScience entered into an Amended and Restated Technology License and Services Agreement with BRNI and NRV II, LLC. The agreement further amended and restated that certain Technology License and Services Agreement executed as of October 31, 2012, which was previously amended by Amendment No. 1 to the Technology License and Services Agreement as of August 21, 2013.

Pursuant to the Amended and Restated BRNI License, on February 4, 2015, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement, or the February 2015 SOW, pursuant to the BRNI License. The February 2015 SOW is effective as of October 1, 2014 and continues until September 30, 2015.

The February 2015 SOW terminates and replaces the SOW dated August 28, 2013 and both parties agreed that neither party has or shall have any rights, claims damages or obligations for services or costs pursuant to the August 28, 2013 SOW.

Pursuant to the February 2015 SOW, Neurotrope BioScience agreed to pay BRNI two million four hundred thousand dollars ($2,400,000) in service fees and other amounts payable at a rate of two hundred thousand dollars ($200,000) per month for each month from October 1, 2014 through September 30, 2015. The parties agreed that the first six hundred thousand dollars ($600,000) of payments satisfy certain outstanding amounts owed to BRNI. Of this $600,000, $400,000 was paid in 2014, and the remaining $200,000 was paid in 2015. Neurotrope BioScience also agreed to pay BRNI twenty thousand dollars ($20,000) in quarterly payments during the twelve months from the date of the SOW in exchange for advising and consulting services by BRNI’s chief scientist regarding Neurotrope BioScience’s contract with the Icahn School of Medicine at Mt. Sinai Hospital for the use of bryostatin in the treatment of Niemann Pick disease.

In consideration for the February 2015 SOW, BRNI agrees to (a) use commercially reasonable efforts to enroll at least four (4) additional compassionate use or expanded access patients, in trials of BRNI’s Alzheimer’s therapeutic drug platform during the term of the SOW, (b) perform certain services requested by Neurotrope BioScience for the further development of BRNI’s Alzheimer’s therapeutic drug platform, (c) perform certain services for the further development of BRNI’s Alzheimer’s diagnostic test, (d) to the extent permitted by applicable law, transfer all of its rights and regulatory obligations, except for those relating to the compassionate use expanded access trials, associated with BRNI’s IND 71,276 to Neurotrope BioScience, (e) conduct initial research on the application of its PKC epsilon platform to treat Fragile X disease, (f) conduct initial research on polyunsaturated fatty acid derivatives for the purpose of developing a commercially usable PKC epsilon activator, and (g) provide assistance, advice and other similar services to Neurotrope BioScience regarding Neurotrope BioScience’s analysis of bryologs pursuant to Neurotrope BioScience’s agreement with Stanford University, for the purpose of developing a commercially usable PKC epsilon activator. Furthermore, BRNI agreed to transfer a certain amount of bryostatin drug substance and bryostatin kits containing drug substance for non-human use to a third-party for storage and handling for Neurotrope BioScience’s pre-clinical and clinical use, which was completed on March 10, 2015.

In order for BRNI to perform certain of the services described in (c) above, Neurotrope BioScience agrees to reimburse a third party for services BRNI received from such third party in the amount of one hundred fifty thousand dollars ($150,000) in connection with BRNI’s former diagnostic trial program with such third party. Also, under certain conditions, Neurotrope BioScience has agreed to enter into an agreement with a specified research institution for the analysis of tissue samples and autopsy results for a validation trial as part of the development process for the diagnostic test. If Neurotrope BioScience does not proceed with a certain portion of such agreement by June 30, 2015, then the rights to the diagnostic test will revert to BRNI and Neurotrope BioScience will no longer be licensed thereto.